UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   410 Park Avenue, 11th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  Managing Member of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 10/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      315,856
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BLUEKNIGHT ENERGY PARTNERS L COM UNIT         09625U109    4,691   754,116 SH       SOLE       NONE     Sole      0    0
COGENT COMM GROUP INC        COM NEW          19239V302    1,072    46,620 SH       SOLE       NONE     Sole      0    0
COMSTOCK MNG INC             COM              205750102    1,760   538,251 SH       SOLE       NONE     Sole      0    0
DANA HLDG CORP               COM              235825205    4,951   402,507 SH       SOLE       NONE     Sole      0    0
DIGITALGLOBE INC             COM NEW          25389M877   39,758 1,949,877 SH       SOLE       NONE     Sole      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106  113,012 1,589,477 SH       SOLE       NONE     Sole      0    0
MGIC INVT CORP WIS           COM              552848103      440   100,000     PUT  SOLE       NONE     Sole      0    0
SPANSION INC                 COM CL A NEW     84649R200    8,221   689,653 SH       SOLE       NONE     Sole      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   43,191   300,000     CALL SOLE       NONE     Sole      0    0
VISTEON CORP                 COM NEW          92839U206   97,961 2,203,341 SH       SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC            NOTE 10.000% 3/3 984249AB8      327 1,309,038 PRN      SOLE       NONE     Sole      0    0
YRC WORLDWIDE INC            NOTE 10.000% 3/3 984249AC6      473 1,051,240 PRN      SOLE       NONE     Sole      0    0